Finance debts - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) MT	Dec. 31, 2023 EUR (€)
Borrowings
Increase (decrease) in finance debts	€ 1,661
Debts subjected to covenants	613	€ 732
Borrowings	€ 30,390	28,729
Supplier finance arrangements (SFAs)
Borrowings
Liquefaction capacity target per annum | MT	3
Liquefaction capacity current per annum | MT	0.6
Supplier finance arrangements (SFAs) | Minimum
Borrowings
Payment terms for financial liabilities falling within scope of supplier finance arrangements	145 days
Payment terms for financial liabilities not falling within scope of other than supplier finance arrangements	30 days
Supplier finance arrangements (SFAs) | Maximum
Borrowings
Payment terms for financial liabilities falling within scope of supplier finance arrangements	410 days
Payment terms for financial liabilities not falling within scope of other than supplier finance arrangements	60 days
Sustainability-linked contracts with banks
Borrowings
Borrowings	€ 300	€ 701
Euro Medium Term Notes, Ordinary Bonds with sustainability-linked bonds
Borrowings
Nominal value	15,267
Borrowings	15,472
Maximum amount issuable	20,000
Ordinary Bonds with sustainability-linked bonds
Borrowings
Nominal value	22,077
Borrowings	22,336
Ordinary Bonds with sustainability-linked bonds | Not later than 18 months
Borrowings
Borrowings	4,350
Ordinary Bonds issued in current year
Borrowings
Nominal value	3,164
Ordinary sustainability-linked bonds
Borrowings
Nominal value	€ 3,750